Schedule of Investments
February 28, 2026 (unaudited)
Towpath Technology Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 90.29%

Biological products (No Diagnostic Substances) - 2.40%
Biogen, Inc. (2)	970	186,065

Computer & Office Equipment - 1.97%
HP, Inc.	3,000	56,970
International Business Machines Corp.	400	96,084

		153,054

Computer Communications Equipment - 5.59%
Cisco Systems, Inc.	3,200	254,272
F5, Inc. (2)	660	179,098

		433,370

Computer Peripheral Equipment, NEC - 2.04%
Fortinet, Inc. (2)	2,000	158,060

Computer Storage Devices - 2.18%
NetApp, Inc.	1,710	169,341

Electronic Computers - 4.73%
Apple, Inc.	1,390	367,210

Optical Instruments & Lenses - 6.78%
KLA Corp.	345	525,970

Radio & Tv Broadcasting & Communications Equipment - 1.93%
QUALCOMM, Inc.	1,050	149,478

Retail-Catalog & Mail-Order Houses - 1.68%
Amazon.com, Inc. (2)	620	130,200

Semiconductors & Related Devices - 2.21%
Photronics, Inc. (2)	4,584	171,579

Services-Business Services - 5.63%
Accenture plc Class A (Ireland)	395	82,444
eBay, Inc.	1,650	149,919
International Money Express, Inc. (2)	4,300	67,854
PayPal Holdings, Inc.	2,950	136,320

		436,537

Services-Computer Integrated Systems Design - 0.48%
Open Text Corp. (Canada)	1,500	37,155

Services-Computer Processing & Data Preparation - 1.67%
Workday, Inc. (2)	970	129,747

Services-Computer Programming Services - 3.71%
Cognizant Technology Solutions Corp. Class A	1,820	117,263
VeriSign, Inc.	750	170,955

		288,218

Services - Computer Programming, Data Processing, Etc. - 22.63%
Alphabet, Inc. Class A	2,810	876,046
Baidu, Inc. ADR (2)	540	67,198
DXC Technology Co. (2)	3,700	46,583
Match Group, Inc.	5,700	180,120
Meta Platforms, Inc. Class A	590	382,426
Zoom Video Communications, Inc. (2)	2,750	203,335

		1,755,707

Services-Management Consulting Services - 2.85%
Booz Allen Hamilton Holding Corp. Class A	750	59,123
CGI, Inc. Class A (Canada)	1,900	139,384
The Hackett Group, Inc.	1,680	22,949

		221,455

Services - Prepackaged Software - 14.54%
Adobe, Inc. (2)	350	91,844
Check Point Software Technologies Ltd. (Israel) (2)	1,480	225,064
DocuSign, Inc. (2)	2,550	114,929
DropBox, Inc. Class A (2)	7,400	184,926
Microsoft Corp.	310	121,749
Nutanix, Inc. (2)	2,000	76,560
Progress Software Corp. (2)	3,000	125,640
Salesforce, Inc.	960	186,998

		1,127,709

Ship & Boat Building & Repairing - 0.52%
Huntington Ingalls Industries, Inc.	90	40,007

Telephone Communications (No Radiotelephone) - 1.81%
Verizon Communications, Inc.	2,800	140,392

Wholesale-Electronic Parts & Equipment - 4.94%
Ituran Location & Control Ltd. (Israel)	7,991	383,568

Total Common Stock	(Cost $ 5,570,627)	7,004,823

Money Market Fund - 9.72%

Fidelity Institutional Money Market - Treasury Portfolio - Class I - 3.54% (3)	754,241	754,241

Total Money Market Fund	(Cost $ 754,241)	754,241

Total Investments - 100.01%	(Cost $ 6,337,402)	7,759,064

Liabilities in Excess of Other Assets - (0.01%)		(825)

Total Net Assets - 100.00%		7,758,239

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of February 27, 2026 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$7,759,064	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$7,759,064	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable Rate Security: the Yield Rate shown represents the rate at February 27, 2026.
ADR - American Depositary Receipt
PLC- Public Limited Company